Investments - Scheduled maturities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Amortized cost, net
Due in one year or less	$ 1,345
Due after one year through five years	5,079
Due after five years through ten years	5,839
Due after ten years	3,079
Subtotal	15,342
ABS and MBS	1,965
Amortized cost, net	17,307	$ 21,522
Fair value
Due in one year or less	1,360
Due after one year through five years	5,237
Due after five years through ten years	6,036
Due after ten years	3,323
Subtotal	15,956
ABS and MBS	1,981
Total	$ 17,937	$ 23,907